Long-term Notes Receivable and Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2018 MXN ($) Promissory_Notes	Dec. 31, 2017 MXN ($)
Disclosure of notes receivable and other non current assets [line items]
Total promissory notes	$ 152,010,092
Less: current portion	3,671,702
Long-term notes receivable	$ 148,338,390	$ 147,274,076
5.14% notes due 2019 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	1
Maturity	2019
Yield Rate Range	5.14%
Long-term notes receivable	$ 3,671,702
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	1
Maturity	2020
Yield Rate Range	5.39%
Long-term notes receivable	$ 4,539,577
5.57% notes due 2021 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	1
Maturity	2021
Yield Rate Range	5.57%
Long-term notes receivable	$ 5,382,870
5.74% notes due 2022 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	1
Maturity	2022
Yield Rate Range	5.74%
Long-term notes receivable	$ 5,969,742
5.87% Notes due 2023 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	1
Maturity	2023
Yield Rate Range	5.87%
Long-term notes receivable	$ 6,519,694
5.98% a 6.47% notes due 2024-2028 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	5
Maturity	2024-2028
Long-term notes receivable	$ 36,001,121
5.98% a 6.47% notes due 2024-2028 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	5.98%
5.98% a 6.47% notes due 2024-2028 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.47%
6.61% a 6.85% notes due 2029-2033 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	5
Maturity	2029-2033
Long-term notes receivable	$ 36,290,602
6.61% a 6.85% notes due 2029-2033 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.61%
6.61% a 6.85% notes due 2029-2033 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.85%
6.89% a 7.02% notes due 2034-2038 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	5
Maturity	2034-2038
Long-term notes receivable	$ 33,018,175
6.89% a 7.02% notes due 2034-2038 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.89%
6.89% a 7.02% notes due 2034-2038 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.02%
7.00% a 6.94% notes due 2039-2042 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of Promissory Notes | Promissory_Notes	4
Maturity	2039-2042
Long-term notes receivable	$ 20,616,609
7.00% a 6.94% notes due 2039-2042 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.00%
7.00% a 6.94% notes due 2039-2042 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.94%